Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Contributed Surplus [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance, December 31, 2020 (restated) at Dec. 31, 2019	$ 30,082	$ 2,017	$ (137)	$ (19,135)	$ 12,827
Balance, beginning of year (in shares) at Dec. 31, 2019	24,843,470
IfrsStatementLineItems [Line Items]
Issuance of shares – private placement	$ 6,608				6,608
Issuance of shares - private placement, Shares	2,886,373
Issuance of shares – convertible debt exercised	$ 550	(106)			444
Issuance of shares - convertible debt exercised, Shares	612,578
Issuance of shares – options exercised	$ 442	(142)			300
Issuance of shares - options exercised, Shares	175,000
Issuance of shares – RSU vested	$ 163	(163)
Issuance of shares - RSU vested, Shares	133,333
Share issuance costs	$ (670)	226			(444)
Warrants		48			48
Stock-based compensation		738			738
Other comprehensive loss			282		282
Net loss				(3,236)	(3,236)
Ending balance, value at Dec. 31, 2020	$ 37,175	2,618	145	(22,371)	17,567
Balance, end of year (in shares) at Dec. 31, 2020	28,650,754
IfrsStatementLineItems [Line Items]
Issuance of shares – private placement	$ 17,563				17,563
Issuance of shares - private placement, Shares	4,114,242
Issuance of shares – warrants exercised	$ 6,269	(141)			6,128
Issuance of shares - warrants exercised, Shares	1,924,721
Issuance of shares – options exercised	$ 615	(199)			416
Issuance of shares - options exercised, Shares	256,662
Issuance of options		1,333			1,333
Share issuance costs	(3,567)				(3,567)
Warrants		1,071			1,071
Stock-based compensation		1,353			1,353
Other comprehensive loss			(296)		(296)
Net loss				(7,323)	(7,323)
Ending balance, value at Dec. 31, 2021	$ 58,055	$ 6,035	$ (151)	$ (29,694)	$ 34,245
Balance, end of year (in shares) at Dec. 31, 2021	34,946,379